Significant Accounting Policies - Revenue and Expense Recognized for Advertising Barter Transactions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Net revenues	$ 7,862	$ 6,798	$ 7,153
Direct advertising expenses	3,005	2,900	2,766
General and administrative expenses	$ 4,417	$ 3,699	$ 3,524